Related Party Transactions	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

31. RELATED PARTY TRANSACTIONS

Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2017	2016	2015

Salaries, Director Fees and Short-Term Benefits	26	27	30
Post-Employment Benefits	4	4	5
Stock-Based Compensation	6	4	5
	36	35	40

Post employment benefits represent the present value of future pension benefits earned during the year. Stock‑based compensation includes the costs recorded during the year associated with stock options, NSRs, TSARs, PSUs, RSUs and DSUs.